NOTE 10 - PENSION PLANS	12 Months Ended
Dec. 29, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 10 – PENSION PLANS

The Company maintains a noncontributory defined benefit pension plan covering substantially all employees that met certain minimum age and service requirements prior to April 1, 1993.  The benefits are generally based on years of service and compensation during the last five years of employment prior to April 1, 1993.  The Company’s policy is to contribute annually the amount necessary to satisfy the requirements of the Employee Retirement Income Security Act of 1974.  In March 1993, the Board of Directors approved a curtailment to the plan which resulted in the freezing of all future benefits under the plan as of April 1, 1993.

The Company uses its fiscal year-end as the measurement date for its pension plan assets and benefit obligation.

The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Change in Benefit Obligation:	2012	2011
Benefit obligation at beginning of year	$6,877	$6,336
Interest cost	298	320
Actuarial loss	770	690
Benefits paid	(477)	(469)
Benefit obligation at end of year	7,468	6,877

Change in Plan Assets:
Fair value of plan assets at beginning of year	4,100	4,530
Actual return (loss) on plan assets	563	(96)
Employer contributions	307	153
Expenses	(21)	(18)
Benefits paid	(477)	(469)
Fair value of plan assets at end of year	4,472	4,100

Unfunded status	$(2,996)	$(2,777)

Amounts recognized in the consolidated balance sheets consist of:
Accrued expense - current	$(355)	$(308)
Other liabilities - long term	(2,641)	(2,469)
	$(2,996)	$(2,777)

Amounts recognized in accumulated other comprehensive income consist of:
Net loss	$(4,126)	$(3,773)

Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$7,468	$6,877
Accumulated benefit obligation	7,468	6,877
Fair value of plan assets	4,472	4,100

Components of Net Periodic Benefit Cost:
Interest cost	$298	$320
Service cost	20	25
Expected return on plan assets	(283)	(308)
Amortization of net loss	138	101
Net periodic benefit cost	173	138

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Current year net loss	491	1,087
Amortization of loss	(138)	(101)
Total recognized in other comprehensive income	353	986
Total recognized in net periodic benefit cost and other comprehensive income	$526	$1,124

The estimated amount of net loss that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2013 is $153.

Discount rate	3.50%	4.50%
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine net benefit cost:
Discount rate	4.50%	5.25%
Rate of compensation increase	n/a	n/a
Expected return on plan assets	7.00%	7.00%

Plan Assets

The expected long-term rate of return on assets assumption is 6%.  This assumption represents the rate of return on plan assets reflecting the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation.  The assumption has been determined by reflecting expectations regarding future rates of return for the investment portfolio, with consideration given to the distribution of investments by asset class and historic rates of return for each individual asset class.

Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk while also providing adequate liquidity to meet benefit payment requirements.

	Dec. 29, 2012	Dec. 31, 2011	Allocation
Asset Category	2012	2011	2012	2011
Equities:
U.S. large cap	$2,217	$2,077	46%	46%
U.S. mid cap	467	444	7	7
U.S. small cap	207	189	4	4
International developed	395	345	13	13
Emerging markets	288	253	5	5
Total equities	3,574	3,308	75	75
Fixed income:
Investment grade taxable	336	285	13	13
International developed bonds	18	18	1	1
Global high yield taxable	61	58	2	2
Total fixed income	415	361	16	16
Real estate:
Public reits	156	127	6	6
Tangible assets:
Commodities	166	191	3	3
Cash	161	113	0	0
Total	$4,472	$4,100	100%	100%

Under the fair value hierarchy of FASB ASC 820, the Company has classified the Plan’s assets as Level 1, since the inputs associated with the fair value determination utilize quoted prices in active markets for identical assets.

Cash Flows

Contributions

The expected employer contribution for 2013 is $387.

Estimated Future Benefit Payments

The following benefit payments are expected to be paid:

2013	$490
2014	491
2015	479
2016	471
2017	460
Years 2018 –2022	2,330

The Company maintains a defined contribution plan known as the EDAC Technologies Corporation 401(k) Retirement Plan.  All employees who have completed at least three consecutive months of service and are age eighteen or older are eligible to participate. For 2012, the Company provided a matching contribution of 25% up to a maximum of $1,000. In 2011, the Company did not provide matching contributions.